Prepayments and Other Non-Current Assets	12 Months Ended
Dec. 31, 2020
Prepayments and Other Non-Current Assets [Abstract]
Prepayments and Other Non-Current Assets
13.	Prepayments and other non-current assets

	December 31,
	2019	2020
	RMB	RMB
Prepayments for purchase of land use right (i)	—	310,220
Prepayments to vendors and content providers	93,502	58,706
Refundable lease deposits	4,826	8,173
Prepayments for equity investments	2,000	—
Others	4,567	2,362

Total	104,895	379,461

(i)	In November 2020, the Company entered into an agreement for acquisition of land use rights for operations. As of December 31, 2020, the prepayment amounted to RMB310,220.